Intangible assets - Schedule of Principal acquired brands with indefinite useful life (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 11,902	£ 10,764	£ 11,300
Brands
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 7,896	7,361	£ 7,755
Brands | Crown Royal whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 1,210	1,053
Brands | Captain Morgan rum
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 993	864
Brands | McDowell's No.1
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 778	944
Brands | Smirnoff vodka
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 681	593
Brands | Johnnie Walker whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 625	625
Brands | Casamigos tequila
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 499	434
Brands | Yenì Raki
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Turkey
Principal acquired brands with indefinite useful life	£ 294	141
Brands | Shui Jing Fang Chinese white spirit
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Greater China
Principal acquired brands with indefinite useful life	£ 279	253
Brands | Aviation American gin
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 218	190
Brands | Don Julio tequila
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 207	185
Brands | Signature whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 191	177
Brands | Seagram's 7 Crown whiskey
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 184	160
Brands | Black Dog whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 162	150
Brands | Antiquity whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 158	147
Brands | Zacapa rum
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 158	138
Brands | Gordon's gin
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Europe
Principal acquired brands with indefinite useful life	£ 119	119
Brands | Bell's whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Europe
Principal acquired brands with indefinite useful life	£ 102	179
Brands | Windsor Premier whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Korea
Principal acquired brands with indefinite useful life	£ 0	145
Brands | Other brands
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 1,038	£ 864